PGIM Income Builder Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Affiliated Mutual Funds 67.8%
PGIM Emerging Markets Debt Hard Currency (Class R6)(wd)	6,531,453	$60,415,941
PGIM High Yield Fund (Class R6)(wd)	5,262,810	29,419,106
PGIM Jennison MLP Fund (Class R6)(wd)	4,209,766	24,837,617
PGIM QMA Emerging Markets Equity Fund (Class R6)(wd)	92,206	1,233,712
PGIM QMA International Equity Fund (Class R6)(wd)	4,202,641	36,605,007
PGIM Real Estate Income Fund (Class R6)(wd)	3,119,294	32,315,881
PGIM Short Duration High Yield Income Fund (Class R6)(wd)	565,728	5,136,812
PGIM Total Return Bond Fund (Class R6)(wd)	2,922,528	43,399,542

Total Affiliated Mutual Funds (cost $213,926,879)		233,363,618
Common Stocks 19.1%
Air Freight & Logistics 0.3%
United Parcel Service, Inc. (Class B Stock)	6,054	1,158,493
Airlines 0.3%
Southwest Airlines Co.*(a)	22,617	1,142,611
Banks 0.7%
JPMorgan Chase & Co.	11,188	1,698,114
Truist Financial Corp.	12,955	705,141
		2,403,255
Biotechnology 0.6%
AbbVie, Inc.	18,972	2,206,444
Building Products 0.6%
Johnson Controls International PLC	29,056	2,075,179
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The)	5,845	2,191,174
Chemicals 1.3%
Akzo Nobel NV (Netherlands)	6,375	788,750
Dow, Inc.	32,528	2,021,940
LyondellBasell Industries NV (Class A Stock)	15,342	1,523,921
		4,334,611

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.8%
American Express Co.	5,253	$895,794
Capital One Financial Corp.	11,084	1,792,283
		2,688,077
Diversified Financial Services 0.2%
Equitable Holdings, Inc.	25,361	782,894
Diversified Telecommunication Services 0.2%
Telefonica Deutschland Holding AG (Germany)	223,987	605,541
Electric Utilities 0.3%
FirstEnergy Corp.	28,155	1,078,900
Entertainment 0.3%
Walt Disney Co. (The)*	5,009	881,684
Equity Real Estate Investment Trusts (REITs) 0.9%
American Campus Communities, Inc.	32,594	1,639,804
Prologis, Inc.	12,219	1,564,521
		3,204,325
Food & Staples Retailing 0.1%
Walmart, Inc.	2,544	362,647
Food Products 0.3%
Kraft Heinz Co. (The)	25,855	994,642
Health Care Equipment & Supplies 0.2%
Zimmer Biomet Holdings, Inc.	3,142	513,466
Hotels, Restaurants & Leisure 1.4%
Caesars Entertainment, Inc.*	16,444	1,436,548
Darden Restaurants, Inc.	10,254	1,495,854
McDonald’s Corp.	6,071	1,473,492
Six Flags Entertainment Corp.*	10,658	442,840
		4,848,734

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 0.7%
KB Home	38,568	$1,636,826
Newell Brands, Inc.	25,454	629,986
		2,266,812
Insurance 0.5%
MetLife, Inc.	26,924	1,553,515
Machinery 0.9%
Caterpillar, Inc.	2,979	615,908
Deere & Co.	2,940	1,063,075
Dover Corp.	6,411	1,071,406
Timken Co. (The)	5,522	438,999
		3,189,388
Metals & Mining 0.2%
Anglo American PLC (South Africa)	16,266	724,370
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Starwood Property Trust, Inc.	65,218	1,697,624
Multi-Utilities 0.2%
Sempra Energy	4,550	594,457
Oil, Gas & Consumable Fuels 1.8%
Exxon Mobil Corp.	37,455	2,156,284
TotalEnergies SE (France), ADR(a)	46,112	2,011,867
Williams Cos., Inc. (The)	82,900	2,076,645
		6,244,796
Pharmaceuticals 0.5%
AstraZeneca PLC (United Kingdom), ADR	12,397	709,604
Bristol-Myers Squibb Co.	14,832	1,006,648
		1,716,252
Road & Rail 0.9%
Knight-Swift Transportation Holdings, Inc.	14,918	741,275
Norfolk Southern Corp.	4,072	1,049,884
Union Pacific Corp.	6,238	1,364,625
		3,155,784

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 1.8%
ASML Holding NV (Netherlands)	1,986	$1,522,746
Lam Research Corp.	2,361	1,504,925
QUALCOMM, Inc.	5,481	821,054
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	7,927	924,605
Texas Instruments, Inc.	7,945	1,514,476
		6,287,806
Software 0.5%
Microsoft Corp.	5,803	1,653,333
Specialty Retail 0.4%
TJX Cos., Inc. (The)	20,049	1,379,572
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	14,053	2,049,771
Tobacco 0.5%
Philip Morris International, Inc.	18,541	1,855,769

Total Common Stocks (cost $46,625,755)		65,841,926
Exchange-Traded Funds 10.5%
Energy Select Sector SPDR Fund(a)	55,100	2,721,389
Invesco Preferred ETF(a)	670,588	10,213,055
iShares MSCI United Kingdom ETF(a)	16,000	524,640
PGIM QMA Strategic Alpha International Equity ETF(g)	200,000	12,359,420
SPDR Bloomberg Barclays Convertible Securities ETF	121,342	10,400,223

Total Exchange-Traded Funds (cost $28,998,269)		36,218,727
Preferred Stocks 1.1%
Auto Components 0.3%
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	5,238	983,487

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp., Series A, CVT, 5.500%, Maturing 06/01/23	9,616	$1,181,422
Danaher Corp., Series A, CVT, 4.750%, Maturing 04/15/22	729	1,452,714
		2,634,136

Total Preferred Stocks (cost $2,225,334)		3,617,623

	Interest Rate	Maturity Date	Principal Amount (000)#
Convertible Bond 0.4%
Leisure Time
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A (cost $1,405,367)	2.875%	11/15/23	1,152	1,376,047

Total Long-Term Investments (cost $293,181,604)				340,417,941

	Shares
Short-Term Investments 4.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wd)		4,438,827	4,438,827
PGIM Institutional Money Market Fund (cost $10,472,525; includes $10,471,929 of cash collateral for securities on loan)(b)(wd)		10,478,812	10,472,525

Total Short-Term Investments (cost $14,911,352)				14,911,352

TOTAL INVESTMENTS 103.2% (cost $308,092,956)		355,329,293
Liabilities in excess of other assets (3.2)%				(11,160,322)

Net Assets 100.0%				$344,168,971

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
CVT—Convertible Security
ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
MSCI—Morgan Stanley Capital International
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,173,825; cash collateral of $10,471,929 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).